                               SEMIANNUAL REPORT

                                 JUNE 30, 1995



                                  THE STRONG

                          INTERNATIONAL INCOME FUNDS




                        [Photo of Children in a field]


                    THE STRONG SHORT-TERM GLOBAL BOND FUND

                      THE STRONG INTERNATIONAL BOND FUND



                              [STRONG FUNDS LOGO]

                          EIGHT BASIC PRINCIPLES FOR
                       SUCCESSFUL MUTUAL FUND INVESTING


These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

1. Have a plan. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2.  Start investing as soon as possible.  Make time a valuable ally.
    Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. Diversify your portfolio. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4.  Invest regularly.  Investing is a process, not a one-time event.
    Make a habit of investing. And make it easy for yourself with an "automatic investment plan." This popular strategy not only helps you manage investment risk, it also ensures you "pay yourself first" on a regular basis.

5. Maintain a long-term perspective. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

6. Consider stocks to help achieve major long-term goals. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. Keep a comfortable amount of cash in your portfolio. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. Know what you're buying. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions ... request information ... make up your own mind. And choose a fund company that helps you make informed investment decisions.

                              TABLE OF CONTENTS

INVESTMENT REVIEWS
         The Strong Short-Term Global Bond Fund...............................................         2
         The Strong International Bond Fund...................................................         4

FINANCIAL INFORMATION
         Schedules of Investments in Securities
           The Strong Short-Term Global Bond Fund.............................................         6
           The Strong International Bond Fund.................................................         7
         Statements of Operations.............................................................         9
         Statements of Assets and Liabilities.................................................        10
         Statements of Changes in Net Assets..................................................        10
         Notes to Financial Statements........................................................        11

FINANCIAL HIGHLIGHTS..........................................................................        16

                                  The Strong
                                  Short-Term
                                 Global Bond
                                     Fund


                                 As of 6/30/95
                                 -------------
                                     30-DAY
                                   ANNUALIZED
                                     YIELD
                                     8.01%(1)

                                    AVERAGE
                                    QUALITY
                                       AA

                                    AVERAGE
                                   EFFECTIVE
                                    MATURITY
                                  1.8 years(2)



The Strong Short-Term Global Bond Fund seeks total return by investing for a high level of income with a low degree of share-price fluctuation. The Fund invests primarily in investment-grade debt obligations of U.S. and foreign issuers. It normally will pay dividends quarterly and have an average effective portfolio maturity of three years or less.

                            THE FUND PERFORMED WELL

Despite often challenging market conditions, the Fund performed relatively well during the first half of 1995. Its total return for the period was 5.03%.(1)

                          THE "TEQUILA EFFECT" CAUSES
                    TEMPORARY HEADACHE FOR EMERGING MARKETS

While the year got off to a volatile start due to Mexico's devaluation of the peso, global bond markets performed well overall in the first half of 1995. Although the problems that prompted the peso's devaluation were specific to Mexico, the event made investors nervous about the prospects for other emerging markets. This led to indiscriminate selling, even in reasonably healthy markets-a result popularly called the "tequila effect."

After the initial downturn, however, the value inherent in many global bond markets became too attractive to ignore, and prices rebounded. Adding fuel to the rally was the strong performance of the U.S. bond market during the first half of 1995. Following one of its most difficult years on record in 1994, U.S. bond prices were buoyed by a stream of unexpectedly weak economic numbers that allayed fears of higher rates and incipient inflation. The ensuing upturn in U.S. bonds helped support the rallies in global markets.

The strong performance of several currencies versus the dollar also fortified global markets. Although the Fund is hedged to minimize the effect of currency movements, the gains that foreign markets posted in dollar terms helped improve investor psychology. By June 30, 1995, most short-term global bond markets had rebounded strongly, reflected in the overall 6.08% total return as measured by the Salomon Brothers 1-3 Year World Government Bond Index.

                               A STRATEGY MARKED
                               BY TACTICAL SHIFTS

As stated in the Fund's annual report, our view going into the year was that the U.S. economy would slow and thereby set the stage for lower rates and higher prices in 1995. Thus, we began the year intending to maintain a neutral portfolio position. While our forecast turned out to be quite accurate, the volatility resulting from the peso's devaluation prompted us to be more cautious than we otherwise would have liked.

This caution was reflected in our allocation of the Fund's assets. During the first three months, we underweighted Mexico and other Latin American markets, overweighted the U.S. and other dollar-bloc countries, and kept positions light in higher-yielding European countries like Italy, Spain, and Sweden, which tended to be more volatile. In addition, we reduced our exposure to below investment-grade bonds. As the second quarter progressed, we began to unwind some of the more cautious positions in favor of a neutral asset allocation.

Overall, these tactical moves helped the Fund maintain a position in the top quarter of Short World Multi-Market Funds tracked by Lipper Analytical Services for the 6-month period ended 6/30/95, and the top 18% for the 1-year period, based on total return.(3)

As the volatility of the first six months of 1995 suggests, investments in overseas markets can pose more risk than U.S. investments, and the Fund's share price is expected to be more volatile than that of a U.S.-only fund. The Fund's returns will fluctuate with changes in bond market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Fund invests. These risks are generally intensified in emerging markets.

For disciplined investors, however, we believe the risks are outweighed by the potential rewards.

                               TOP FIVE COUNTRIES
                      (based on net assets as of 6/30/95)

Country                                % of assets
United States                                44.3%
Brazil                                       12.1%
United Kingdom                                7.2%
Germany                                       7.0%
Norway                                        4.6%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.



                               WE REMAIN NEUTRAL

For the near term, we expect to maintain the Fund's current neutral duration and asset allocation. We believe that U.S. interest rates will remain in a tight range, with a slight downward bias if economic indicators continue to suggest a slowing economy. If the dollar strengthens more than we anticipate, we may re-balance the portfolio to emphasize the traditional, more stable European currencies of Germany, France, and the Netherlands.

Overall, we are likely to maintain the Fund's neutral stance, selling on rallies and buying on weakness in an effort to add value over time.

We appreciate your investment in the Strong Short-Term Global Bond Fund, and we look forward to earning your continued confidence.

Sincerely,

Shirish T. Malekar
Portfolio Manager

Growth of an assumed $10,000 investment
from 3/31/94 to 6/30/95

The Strong Short-Term Global Bond Fund
3/94            10000
6/94            10180
9/94            10404
12/94           10513
3/95            10641
6/95            11042

Salomon Brothers 1-3 Year World Government Bond Index (Currency Hedged)
3/94            10000
6/94             9995
9/94            10075
12/94           10153
3/95            10457
6/95            10771

Average Annual Total Returns
through 6/30/95
Since inception     8.25%
on 3/31/94
1-year              8.47%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Salomon Brothers 1-3 Year World Government Bond Index (Currency Hedged), an unmanaged, market capitalization-weighted index of short-term, global fixed-income government securities. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

(1) As of June 30, 1995, the advisor temporarily waived fees of .625% and absorbed expenses of 1.375%. Otherwise, the Fund's yield would have been 6.01% and returns would have been lower.

(2) The Fund's average effective maturity includes the effect of futures contracts.

(3) Lipper Analytical Services calculations are based upon changes in net asset value with dividends and capital gains reinvested. For the 6-month and 1-year periods ended 6/30/95, the Fund was ranked #10 of 44 and #7 of 39 funds, respectively. Rankings are historical and do not represent future results.

                                  The Strong
                                International
                                  Bond Fund


                                 As of 6/30/95

                                     30-DAY
                                   ANNUALIZED
                                     YIELD
                                     8.47%(1)

                                    AVERAGE
                                     CREDIT
                                    QUALITY
                                       AA

                                    AVERAGE
                                   EFFECTIVE
                                    MATURITY
                                  4.3 years(2)

The Strong International Bond Fund seeks high total return by investing for both income and capital appreciation. The Fund invests primarily in investment-grade debt obligations of foreign issuers.

                           THE FUND PERFORMED WELL

Despite often challenging market conditions, the Fund performed exceptionally well during the first half of 1995. Its total return for the period was 18.53%(1), earning it a ranking of #9 of 154 General World Income Funds tracked by Lipper Analytical Services for the 6-month period ended 6/30/95. For the 1-year period, the Fund was ranked #3 of 132 funds.(3)

                          GLOBAL BOND MARKETS SHRUG
                           OFF THE "TEQUILA EFFECT"

Overall, the global bond markets performed well in the first half of 1995. The year started inauspiciously on the heels of the Mexican peso's devaluation. Although the problems that prompted the devaluation were specific to Mexico, investors also became nervous about other emerging markets. This led to indiscriminate selling, even in reasonably healthy markets-a result popularly called the "tequila effect."

However, global prices quickly rebounded during the first quarter for several reasons.

* The value inherent in bonds following the initial downturn became too attractive to ignore.

* The U.S. bond market, after experiencing one of its most difficult years on record in 1994, rallied strongly in early 1995, buoyed by a stream of unexpectedly weak economic numbers. This helped support the rally in global markets.

* The dollar's weakness helped make assets denominated in many foreign currencies more valuable.

By June 30, 1995, global bond markets, as measured by the Salomon
Brothers Non-U.S. World Government Bond Index, had gained 20.03%.

                          A SUCCESSFUL BALANCING ACT


As stated in the Fund's 1994 annual report, we began the year intending to maintain a neutral portfolio position, given our view that U.S. economy would slow and thereby set the stage for lower rates and higher prices in 1995. As it turned out, this forecast was quite accurate. However, due to the volatility resulting from the peso's devaluation, we believed it was prudent to be more cautious than we otherwise would have liked.

Our caution was reflected in the balancing of the Fund's assets. During the first three months, we underweighted Mexico and other Latin American markets, overweighted the U.S. and other dollar-bloc countries, and kept positions light in higher-yielding, more volatile European countries like Italy, Spain, and Sweden. In addition, we reduced our exposure to below investment-grade bonds.

As the second quarter progressed, we began to unwind some of the more cautious positions in favor of a neutral asset allocation. By using futures to make these moves on a timely basis, the Fund was able to produce an outstanding total return for shareholders.

                               TOP FIVE COUNTRIES
                      (based on net assets as of 6/30/95)

Country                                % of assets
United States                                33.0%
Germany                                      17.0%
Brazil                                       11.4%
New Zealand                                   9.8%
France                                        7.1%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

                               WE REMAIN NEUTRAL

For the near term, we expect to maintain the Fund's current neutral duration and asset allocation. We believe that U.S. interest rates will remain in a tight range, with a slight downward bias if economic indicators continue to suggest a slowing economy. If the dollar strengthens more than we anticipate, we may re-balance the portfolio to more strongly emphasize the traditional, more stable European currencies of Germany, France, and the Netherlands.

Overall, we will likely maintain the Fund's neutral stance, selling on rallies and buying on weakness in an effort to add value over time.

                               A WORD ABOUT RISK

The volatility exhibited by global markets over the past six months, and indeed at times over the past 18 months, illustrates how capricious these markets can be in the short-term. Sometimes this volatility works for you, as it did in the first half of 1995. But it would be unwise to expect such a return on more than an occasional basis. Investors in this Fund must always be aware that overseas markets will fluctuate with changes in bond market conditions, currency values, interest rates, foreign government regulations and economic and political conditions-and that these risks are generally intensified in emerging markets.

However, for long-term investors, we believe the risks are outweighed by the potential benefits.

We appreciate your investment in the Strong International Bond Fund, and we look forward to earning your continued confidence.

Sincerely,

Shirish T. Malekar
Portfolio Manager


Growth of an assumed $10,000 investment
from 3/31/94 to 6/30/95

The Strong International Bond Fund
3/94            10000
6/94            10560
9/94            10810
12/94           10866
3/95            12295
6/95            12879

Salomon Brothers Non-U.S. World Government Bond Index (Currency Unhedged)
3/94            10000
6/94            10169
9/94            10337
12/94           10396
3/95            11897
6/95            12478

Average Annual Total Returns
through 6/30/95
Since inception         22.43%
on 3/31/94
1-year                  21.96%

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Salomon Brothers Non-U.S. World Government Bond Index (Currency Unhedged), an unmanaged, market capitalization-weighted index of liquid, non-U.S. fixed-income government securities. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

(1) As of June 30, 1995, the advisor temporarily waived fees of .70% and absorbed expenses of 1.30%. Otherwise, the Fund's yield would have been 6.47% and returns would have been lower.

(2) The Fund's average effective maturity includes the effect of futures contracts.

(3) Lipper Analytical Services calculations are based upon changes in net asset value with dividends and capital gains reinvested. Rankings are historical and do not represent future results.

SCHEDULE OF INVESTMENTS IN SECURITIES                  June 30, 1995 (Unaudited)
STRONG SHORT-TERM GLOBAL BOND FUND

       SHARES OR                                                                                                    VALUE
   PRINCIPAL AMOUNT                                                                                               (NOTE 2)
   ----------------                                                                                               -------
FOREIGN BONDS 34.1%*
BRAZIL 5.8%*
                             Banco Bamerindus Do Brasil Sociedad
                                Anonima Notes:
           400,000 USD          10.50%, Due 6/23/97                                                            $     399,000
           700,000 USD          10.50%, Due 6/23/97 (Acquired 6/12/95;
                                Cost $699,568) (r)                                                                   698,250
                                                                                                               -------------
                                                                                                                   1,097,250
FINLAND 4.1%*
         3,000,000 FIM       Government of Finland Debentures, 11.00%,
                                Due 1/15/99                                                                          765,856
GERMANY 6.3%*
         1,500,000 DEM       Republic of Germany Debentures, Series 90,
                                8.875%, Due 12/20/00                                                               1,197,310
MEXICO 2.6%*
           500,000 USD       Banco Nacional de Comercio Exterior Floating
                                Rate Notes, 10.875%, Due 6/23/97 (Putable
                                at 100 on 6/23/96)(Acquired 6/15/95;
                                Cost $500,000) (r)                                                                   485,000
NEW ZEALAND 3.5%*
         1,000,000 NZD       Government of New Zealand Notes, 8.00%,
                                Due 7/15/98                                                                          668,169
NORWAY 4.6%*
         5,000,000 NOK       Kingdom of Norway Debentures, 9.00%,
                                Due 1/31/99                                                                          863,668
UNITED KINGDOM 7.2%*
                             Government of the United Kingdom Bonds:
           200,000 GBP          10.50%, Due 2/21/97                                                                  332,330
            50,000 GBP          8.75%, Due 9/01/97                                                                    81,191
           600,000 GBP          8.00%, Due 12/07/00                                                                  945,370
                                                                                                               -------------
                                                                                                                   1,358,891
                                                                                                               -------------
                             TOTAL FOREIGN BONDS (COST $6,305,432)                                                 6,436,144

DOMESTIC BONDS 43.2%*
CORPORATE BONDS 3.0%*
              $100,000       Bank of Boston Corporation Subordinated
                                Floating Rate Notes, 6.1875%, Due 2/28/01                                             98,176
               450,000       Viacom International, Inc. Reset Notes,
                                8.75%, Due 5/15/01 (Rate Reset
                                Effective 5/15/98)                                                                   468,563
                                                                                                                 -----------
                             TOTAL CORPORATE BONDS (COST $553,608)                                                   566,739

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.1%*
               158,005       Bear Stearns Mortgage Securities, Inc.
                                Mortgage Pass-Thru Certificates, Series
                                1993-12, Class 1-A, 6.50%, Due 1/25/34                                               156,079
               500,000       Chase Mortgage Finance Corporation
                                Mortgage Pass-Thru Certificates, Series
                                1994-D, Class A-2, 6.00%, Due 2/25/25                                                494,855
                             Citicorp Mortgage Securities, Inc.
                                Real Estate Mortgage Investment Conduit
                                Pass-Thru Certificates:
               402,789          Series 1988-3, Class A-2, 9.00%,
                                Due 4/01/18                                                                          418,324
               480,586          Series 1990-17, Class M, 9.50%,
                                Due 11/25/20                                                                         498,158

              $500,000       First Boston Mortgage Securities
                                Corporation Variable Rate Mortgage
                                Pass-Thru Certificates, Series
                                1994-MHC1, Class C, 7.1625%,
                                Due 4/25/11                                                                      $   497,500
                66,108       GS Trust 3 Floating Rate Collateralized
                                Mortgage Obligation, Series C, Class C-2,
                                6.9625%, Due 7/07/15                                                                  66,025
                             Green Tree Securitized Net Interest
                                Margin Trust Certificates:
               450,748          Series 1994-A, 6.90%, Due 2/15/04                                                    452,172
               720,676          Series 1994-B, 7.85%, Due 7/15/04                                                    722,910
               260,000       Merrill Lynch Credit Corporation Senior
                                Subordinated Variable Rate Mortgage
                                Pass-Thru Certificates, Series 1995-A,
                                Class A-4, 6.8625%, Due 7/15/20                                                      248,625
                74,961       Merrill Lynch Home Equity Acceptance, Inc.
                                Subordinated Variable Rate
                                Mortgage-Backed Certificates, Series
                                1994-A, Class A-1, 7.0625%, Due 8/17/23                                               71,400
               218,610       Merrill Lynch Mortgage Investors, Inc.
                                Manufactured Housing Contract
                                Pass-Thru Certificates, Series 1992-E,
                                Class B, 5.85%, Due 8/15/12                                                          217,036
               120,000       Merrill Lynch Mortgage Investors, Inc.
                                Senior Subordinated Variable Rate
                                Pass-Thru Certificates, Series 1994-H,
                                Class M, 7.0625%, Due 6/15/19                                                        109,020
             1,140,708       Mortgage Obligation Structured Trust
                                Pass-Thru Certificates, Series 1993-1,
                                Class A-1, 6.35%, Due 10/25/18                                                     1,144,986
               991,388       RTC Variable Rate Mortgage Pass-Thru
                                Securities, Inc. Manufactured Housing
                                Certificates, Series 1992-MH1, Class B-2,
                                6.525%, Due 8/15/19 (Acquired 4/21/95;
                                Cost $976,059) (r)                                                                   979,590
                             RTC Variable Rate Mortgage Pass-Thru
                                Securities, Inc.:
                54,047          Series 1992-16, Class A-4, 7.448%,
                                Due 8/25/22                                                                           54,402
               506,894          Series 1995-1, Class B-5, 7.4131%,
                                Due 10/25/28                                                                         494,222
                                                                                                               -------------
                             TOTAL NON-AGENCY MORTGAGE-BACKED
                                SECURITIES (COST $6,556,782)                                                       6,625,304


UNITED STATES GOVERNMENT AGENCY ISSUES 5.1%*
                56,338       FNMA Guaranteed Real Estate Mortgage
                                Investment Conduit Pass-Thru
                                Certificates, Series 1989-73, Class A,
                                Principal Only, Due 8/25/14                                                           50,475
               759,827       FNMA Guaranteed Real Estate Mortgage
                                Investment Conduit Pass-Thru
                                Certificates, 10.50%, Due 8/01/20                                                    824,531
                84,548       GMAC #12 FHA Project Loan, 7.31%,
                                Due 5/01/21                                                                           87,521
                                                                                                               -------------
                             TOTAL UNITED STATES GOVERNMENT AGENCY
                                ISSUES (COST $958,993)                                                               962,527
                                                                                                               -------------
                             TOTAL DOMESTIC BONDS
                                (COST $8,069,383)                                                                  8,154,570

6

  SHARES OR                                                                                                       VALUE
PRINCIPAL AMOUNT                                                                                                (NOTE 2)
----------------                                                                                                -------
FOREIGN CASH EQUIVALENTS 20.4%*
FOREIGN OBLIGATIONS 10.0%*
BRAZIL 3.7%*
           500,000 USD       Lehman Brothers Holdings, Inc. Notes (with
                                Brazilian Real indexation and interest
                                based on Brazilian Government Securities),
                                8.125%, Due 9/01/95 (Acquired 6/22/95;
                                Cost $500,000) (r)                                                             $     500,000
           200,000 USD       Uniao De Bancos Brasileiros S.A.
                                Eurobond, 9.75%, Due 10/13/95                                                        199,500
                                                                                                               -------------
                                                                                                                     699,500
CANADA 1.6%*
           400,000 CAD       Government of Canada Debentures,
                                Series H76, 10.25%, Due 3/01/96                                                      297,200
FRANCE 0.3%*
           300,000 FRF       Government of France Notes, 9.00%,
                                Due 2/12/96                                                                           62,592
GERMANY 0.7%*
           170,000 DEM       Republic of Germany Debentures, Series 94,
                                8.875%, Due 1/22/96                                                                  126,340
SOUTH AFRICA 3.7%*
           700,000 USD       South African Transnet LINCs Series 1994-1
                                (A Trust established by CS First Boston
                                Structured Products Corporation), 8.207%,
                                Due 10/02/95 (Aquired 10/18/94;
                                Cost $700,000) (r)                                                                   705,250
                                                                                                               -------------
                                                                                                                   1,890,882
DISCOUNTED CERTIFICATE OF DEPOSIT 1.3%*
POLAND
           250,000 USD       Morgan Guaranty (with Polish Zloty
                                indexation based on the Polish
                                denominated deposit), Due 7/21/95                                                    248,360
DISCOUNTED COMMERCIAL PAPER 6.4%*
BRAZIL 2.6%*
           500,000 USD       Petroleo Brasileiro S.A. Eurodollar,
                                Due 9/08/95                                                                          490,978
INDONESIA 2.3%*
         1,000,000,000 IDR   Bakrie and Brothers PT, Due 8/28/95                                                     437,194

THAILAND 1.5%*
         7,000,000 THB       GS Capital Corporation, Ltd., Due 8/11/95                                               280,533
                                                                                                               -------------
                                                                                                                   1,208,705

TIME DEPOSITS 2.7%*
PHILIPPINES
           500,000 USD       Citibank Time Deposit (with Philippine
                                Peso indexation and interest based on
                                the Philippine denominated deposit),
                                12.85%, Due 9/05/95                                                                  510,516
                                                                                                               -------------
                             Total Foreign Cash Equivalents                                                        3,858,463

DOMESTIC CASH EQUIVALENTS 1.1%*
INTEREST BEARING COMMERCIAL PAPER, DUE UPON DEMAND 1.0%*
              $188,000       United States Cayman Eurodollar Call
                                Deposit, 5.00%                                                                       188,000

UNITED STATES GOVERNMENT ISSUE 0.1%*
                20,000       United States Treasury Bills, Due 8/24/95                                                19,853
                                                                                                               -------------
                             Total Domestic Cash Equivalents                                                         207,853
                                                                                                               -------------
                             Total Cash Equivalents (Cost $4,010,465)                                              4,066,316
                                                                                                               -------------
                             TOTAL INVESTMENTS IN SECURITIES
                                (COST $18,385,280) 98.8%*                                                         18,657,030
                             Other Assets and Liabilities, Net 1.2%*                                                 216,183
                                                                                                               -------------
                             NET ASSETS 100.0%*                                                                  $18,873,213
                                                                                                               =============

STRONG INTERNATIONAL BOND FUND

    SHARES OR                                                                                                      VALUE
PRINCIPAL AMOUNT                                                                                                  (NOTE 2)
----------------                                                                                                  -------
FOREIGN BONDS 49.7%*
AUSTRALIA 3.0%*
           600,000 AUD       Government of Australia Notes, Series 1101,
                                12.00%, Due 11/15/01                                                           $     491,152
BRAZIL 5.4%*
                             Banco Bamerindus Do Brasil Sociedad
                                Anonima Notes:
           600,000 USD          10.50%, Due 6/23/97                                                                  598,500
           300,000 USD          10.50%, Due 6/23/97 (Acquired
                                6/12/95; Cost $299,815) (r)                                                          299,250
                                                                                                               -------------
                                                                                                                     897,750
CANADA 1.1%*
           250,000 CAD       Mobil Oil of Canada Corporation Senior
                                Unsubordinated Notes, 9.00%,
                                Due 5/02/97                                                                          186,497
DENMARK 4.8%*
         4,500,000 DKK       Kingdom of Denmark Notes, 8.00%,
                                Due 3/15/06                                                                          794,406
FINLAND 3.1%*
         2,000,000 FIM       Government of Finland Debentures,
                                11.00%, Due 1/15/99                                                                  510,570
FRANCE 7.1%*
         5,400,000 FRF       Government of France Debentures, 8.50%,
                                Due 11/25/02                                                                       1,177,787
GERMANY 12.6%*
         2,800,000 DEM       Republic of Germany Debentures, Series 94,
                                7.50%, Due 11/11/04                                                                2,082,511
NEW ZEALAND 9.8%*
                             Government of New Zealand Notes:
           800,000 NZD          8.00%, Due 7/15/98                                                                   534,535
         1,700,000 NZD          6.50%, Due 2/15/00                                                                 1,077,974
                                                                                                               -------------
                                                                                                                   1,612,509
UNITED KINGDOM 2.8%*
           300,000 GBP       Government of the United Kingdom Notes,
                                7.25%, Due 3/30/98                                                                   469,869
                                                                                                               -------------
                             TOTAL FOREIGN BONDS
                                (COST $8,012,545)                                                                  8,223,051

DOMESTIC BONDS 26.6%*
CORPORATE BONDS 0.3%*
               $50,000       Bank of Boston Corporation
                                Subordinated Floating Rate Notes,
                                6.1875%, Due 2/28/01 (Cost $49,011)                                                   49,088

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)      JUNE 30, 1995 (Unaudited)
STRONG INTERNATIONAL BOND FUND (continued)

   SHARES OR                                                                                                      VALUE
PRINCIPAL AMOUNT                                                                                                 (NOTE 2)
----------------                                                                                                 -------
NON-AGENCY MORTGAGE-BACKED SECURITIES 26.1%*
              $480,586       Citicorp Mortgage Securities, Inc.
                                Real Estate Mortgage Investment
                                Conduit Pass-Thru Certificates, Series
                                1990-17, Class-M, 9.50%, Due 11/25/20                                        $       498,158
            41,336,451       First Boston Mortgage Securities
                                Corporation Mortgage Pass-Thru
                                Certificates, Series 1992-4, Class A-5,
                                Interest Only, 0.625%, Due 10/25/22                                                  310,023
                             Green Tree Securitized Net Interest
                                Margin Trust Certificates:
               166,259          Series 1994-A, 6.90%, Due 2/15/04                                                    166,785
               145,629          Series 1994-B, 7.85%, Due 7/15/04                                                    146,080
               360,000       Merrill Lynch Credit Corporation Senior
                                Subordinated Variable Rate Mortgage
                                Pass-Thru Certificates, Series 1995-A,
                                Class A-4, 6.8625%, Due 7/15/20                                                      344,250
               112,441       Merrill Lynch Home Equity Acceptance,
                                Inc. Subordinated Variable Rate
                                Mortgage-Backed Certificates, Series
                                1994-A, Class A-1, 7.0625%, Due 8/17/23                                              107,100
                75,000       Merrill Lynch Mortgage Investors, Inc.
                                Senior Subordinated Variable Rate
                                Pass-Thru Certificates, Series 1994-H,
                                Class M, 7.0625%, Due 6/15/19                                                         68,138
             1,239,423       Mortgage Obligation Structured Trust
                                Pass-Thru Certificates, Series 1993-1,
                                Class A-1, 6.35%, Due 10/25/18                                                     1,244,071
            18,525,937       Premier Auto Trust Asset-Backed
                                Certificates, Series 1992-5, Class I,
                                Interest Only, 2.85%, Due 3/15/98                                                    183,407
               506,894       RTC Variable Rate Mortgage Pass-Thru
                                Securities, Inc., Series 1995-1, Class B-5,
                                7.4131%, Due 10/25/28                                                                494,222
               760,659       Ryland Mortgage Securities Corporation
                                Collaterized Mortgage Bonds, Series
                                1992-2, Class B, 8.00%, Due 1/25/19                                                  761,847
                                                                                                             ---------------
                             TOTAL NON-AGENCY MORTGAGE-BACKED
                                SECURITIES (COST $4,290,270)                                                       4,324,081

UNITED STATES GOVERNMENT AGENCY ISSUE 0.2%*
                37,788       FNMA Guaranteed Real Estate Mortgage
                                Investment Conduit Pass-Thru
                                Certificates, Series 1989-73, Class A,
                                Principal Only, Due 8/25/14
                                (Cost $33,348)                                                                        33,855
                                                                                                             ---------------
                             TOTAL DOMESTIC BONDS
                                (COST $4,372,629)                                                                  4,407,024
FOREIGN CASH EQUIVALENTS 18.7%*
FOREIGN OBLIGATIONS 9.9%*
BRAZIL 3.0%*
           500,000 USD       Lehman Brothers Holdings, Inc. Notes (with
                                Brazilian Real indexation and interest
                                based on Brazilian Government
                                Securities), 8.125%, Due 9/01/95
                                (Acquired 6/22/95; Cost $500,000) (r)                                                500,000

GERMANY 4.4%*
         1,000,000 DEM       Republic of Germany Debentures, Series 93,
                                9.00%, Due 10/20/95                                                            $     731,967
SOUTH AFRICA 2.5%*
           400,000 USD       South African Transnet LINCs Series
                                1994-1 (A trust established by CS
                                First Boston Structured Products
                                Corporation), 8.207%, Due 10/02/95
                                (Acquired 10/18/94; Cost $400,000)(r)                                                403,000
                                                                                                             ---------------
                                                                                                                   1,634,967
DISCOUNTED CERTIFICATE OF DEPOSIT 1.5%*
Poland
           250,000 USD       Morgan Guaranty (with Polish Zloty
                                indexation based on the Polish
                                denominated deposit), Due 7/21/95                                                    248,360

DISCOUNTED COMMERCIAL PAPER 7.3%*
BRAZIL 3.0%*
           500,000 USD       Petroleo Brasileiro S.A. Eurodollar,
                                Due 9/08/95                                                                          490,979
INDONESIA 2.6%*
         1,000,000,000       Bakrie and Brothers PT, Due 8/28/95                                                     437,194
                   IDR
Thailand 1.7%*
         7,000,000 THB       GS Capital Corporation, Ltd., Due 8/11/95                                               280,533
                                                                                                             ---------------
                                                                                                                   1,208,706
                                                                                                             ---------------
                             Total Foreign Cash Equivalents                                                        3,092,033

DOMESTIC CASH EQUIVALENTS 6.4%*
INTEREST BEARING COMMERCIAL PAPER, DUE UPON DEMAND 5.2%*
              $855,000       United States Cayman Eurodollar Call
                                Deposit, 5.00%                                                                       855,000
United States Government Issue 1.2% *
               205,000       United States Treasury Bills, Due 8/24/95                                               203,497
                                                                                                             ---------------
                             Total Domestic Cash Equivalents                                                       1,058,497
                                                                                                             ---------------
                             Total Cash Equivalents (Cost $4,117,305)                                              4,150,530
                                                                                                             ---------------
                             TOTAL INVESTMENTS IN SECURITIES
                                (COST $16,502,479) 101.4%*                                                        16,780,605
                             Other Assets and Liabilities, Net (1.4%*)                                              (240,486)
                                                                                                             ---------------
                             NET ASSETS 100.0%*                                                              $    16,540,119
                                                                                                             ===============

 *   Percentages are calculated as a percentage of net assets.
(r)  Restricted Security.

                      See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1995 (Unaudited)

                                                                                          (In Thousands)
                                                                           STRONG SHORT-TERM       STRONG INTERNATIONAL
                                                                           GLOBAL BOND FUND             BOND FUND
                                                                           ----------------        --------------------
INTEREST INCOME                                                                  $617                    $  496
EXPENSES:
  Investment Advisory Fees                                                         44                        42
  Custodian Fees                                                                   36                        40
  Shareholder Servicing Costs                                                      20                        12
  Reports to Shareholders                                                          13                        11
  Federal and State Registration Fees                                              42                        38
  Other                                                                            13                        13
                                                                                 ----                    ------
  Total Expenses before Waivers and Absorptions                                   168                       156
  Voluntary and Involuntary Expense Waivers and Absorptions
    by Advisor                                                                   (168)                     (156)
                                                                                 ----                    ------
                                                                                   --                        --
  Expenses, Net                                                                  ----                    ------

NET INVESTMENT INCOME                                                             617                       496

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                                                  (189)                      240
    Futures Contracts, Options, and Forward Foreign Currency Contracts            (17)                    1,035
    Foreign Currencies                                                             13                      (110)
  Change in Unrealized Appreciation/Depreciation on:
    Investments                                                                   299                       173
    Futures Contracts, Options, and Forward Foreign Currency Contracts            (42)                        2
    Assets and Liabilities Denominated in Foreign Currencies                        1                        15
                                                                                 ----                    ------
NET GAIN                                                                           65                     1,355
                                                                                 ----                    ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $682                    $1,851
                                                                                 ====                    ======


                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)

                                                                   (In Thousands, Except Per Share Amounts)

                                                                 STRONG SHORT-TERM        STRONG INTERNATIONAL
                                                                  GLOBAL BOND FUND             BOND FUND
                                                                 ------------------       --------------------
ASSETS:
  Investments in Securities, at Value
    (Cost of $18,385 and $16,502, respectively)                     $    18,657               $    16,781
  Receivable from Brokers for Securities and Forward
    Foreign Currency Contracts Sold                                         379                       493
  Receivable for Fund Shares Sold                                           794                        30
  Interest Receivable                                                       284                       355
  Other                                                                      40                        58
                                                                    -----------               -----------
  Total Assets                                                           20,154                    17,717

LIABILITIES:
  Payable to Brokers for Securities and Forward Foreign
    Currency Contracts Purchased                                          1,175                     1,098
  Payable for Fund Shares Redeemed                                           27                         2
  Payable to Advisor for Organizational Costs                                79                        77
                                                                    -----------               -----------
  Total Liabilities                                                       1,281                     1,177
                                                                    -----------               -----------
NET ASSETS                                                          $    18,873               $    16,540
                                                                    ===========               ===========
Capital Shares
  Authorized                                                         10,000,000                10,000,000
  Outstanding                                                             1,828                     1,401

NET ASSET VALUE PER SHARE                                           $     10.32               $     11.81
                                                                    ===========               ===========



STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1995 (Unaudited) and the Period Ended December 31, 1994


                                                                              (In Thousands)

                                                          STRONG SHORT-TERM                  STRONG INTERNATIONAL
                                                          GLOBAL BOND FUND                        BOND FUND
                                                   ------------------------------       ------------------------------
                                                   June 30, 1995    Dec. 31, 1994       June 30, 1995    Dec. 31, 1994
                                                   -------------    -------------       -------------    -------------
OPERATIONS:
  Net Investment Income                               $   617          $   576              $   496          $   414
  Net Realized Gain (Loss)                               (193)            (153)               1,165              (97)
  Change in Unrealized Appreciation/Depreciation          258              (53)                 190              110
                                                      -------          -------              -------          -------
  Increase in Net Assets Resulting from Operations        682              370                1,851              427

CAPITAL SHARE TRANSACTIONS                               (976)          19,819                5,268            9,873

DISTRIBUTIONS:
  From Net Investment Income                             (515)            (576)                (525)            (414)
  In Excess of Net Investment Income                       --               (4)                  --              (20)
  In Excess of Net Realized Gains                          --              (27)                  --              (20)
                                                      -------          -------              -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (809)          19,582                6,594            9,846

NET ASSETS:
  Beginning of Period                                  19,682              100                9,946              100
                                                      -------          -------              -------          -------
  End of Period                                       $18,873          $19,682              $16,540          $ 9,946
                                                      =======          =======              =======          =======

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)

1. ORGANIZATION
   The Strong International Income Funds consist of Strong Short-Term Global Bond Fund, Inc. and Strong International Bond Fund, Inc. The Funds are separately incorporated, non-diversified, open-end management investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

   (A) Security Valuation -- Debt securities are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair value of such securities. Otherwise, sale or bid prices are used. Securities for which quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Directors of the Funds. Debt securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

           The Funds own certain investment securities which are restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. The Funds bear the costs, if any, associated with the disposition of restricted securities. Where such disposition depends on a security's registration under the Securities Act of 1933, the Funds will bear such registration costs unless the Funds have registration rights, in which case the issuer will bear such costs. Aggregate cost and fair value of these restricted securities at June 30, 1995 were as follows:

                                  STRONG SHORT-TERM        STRONG INTERNATIONAL
                                  GLOBAL BOND FUND               BOND FUND
                                  -----------------        --------------------
           Aggregate Cost             $3,375,627                $1,199,815
           Aggregate Fair Value        3,368,090                 1,202,250
           Percent of Net Assets            17.9%*                     7.3%

           *Of these securities, which are restricted from resale, 14.2% have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

   (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no Federal income or excise tax provision is required.

           The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

   (C) Realized Gains and Losses On Investment Transactions -- The Funds determine the gain or loss realized on investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds.

   (D) Futures -- The Funds may enter into futures contracts for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation. Upon entering into a futures contract, the Funds deposit cash or U.S. government securities or other liquid, high-grade debt obligations in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, equal to the minimum "initial margin" requirements of the applicable futures exchange. Additionally, the Funds receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

           The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The successful use of futures contracts by the Funds is dependent upon the ability of Strong Capital Management, Inc. (the "Advisor") to correctly anticipate trends in the underlying assets of the futures contracts. To the extent that the Funds are engaging in futures contracts other than for hedging purposes, the Funds' successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Funds' portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Funds. Hedging transactions are also subject to risks. If the Advisor incorrectly anticipates trends in the underlying asset, the Funds may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Funds' use of futures contracts and the assets being hedged.

June 30, 1995 (Unaudited)

   (D)     Futures (continued)
           Futures contracts open at June 30, 1995 were as follows:



                                                                                                 CONTRACT               UNREALIZED
                                                                                                   VALUE               APPRECIATION
                                                                                                   (IN        EXPIR-  (DEPRECIATION)
FUND                   COLLATERAL (PAR VALUE)                     CONTRACTS                      THOUSANDS)   ATION   (IN THOUSANDS)
----                   ----------------------                     ---------                      ---------   -------   -------------
Strong Short-Term      $ 20,000  U.S. Treasury Bills,  11  Five-Year U.S. Treasury Bonds (Long)    $1,181   Sept. 1995      $ 3
Global Bond                      Due 8/24/95

Strong International     205,00  U.S. Treasury Bills,   2  Ten-Year German Government Bonds
Bond                             Due 8/24/95               (Long)                                     335   Sept. 1995       (8)
                                                        4  Ten-Year Italian Government Bonds
                                                           (Long)                                     479   Sept. 1995      (17)
                                                        3  Ten-Year Japanese Government Bonds
                                                           (Long)                                   4,268   Sept. 1995       35
                                                       10  Ten-Year United Kingdom Government
                                                            Bonds (Long)                              821   Sept. 1995      (18)

   (E) Options -- The Funds may engage in options transactions for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation. The Funds may purchase or write put and call options on securities, futures contracts, indices, and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position.

           Premiums received by the Funds upon writing put or call options are recorded in the Funds' statements of assets and liabilities as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option that is written by the Funds expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. The use of written option contracts involve elements of market risk in excess of the amount recognized in the statements of assets and liabilities. The contract value represents the Funds' involvement in these financial instruments. When required by SEC guidelines, the Funds will set aside permissable liquid assets in a segregated account to secure its potential obligations under its written options positions.

           The successful use of option contracts by the Funds is dependent upon the ability of the Advisor to correctly anticipate trends in the underlying assets of the option contracts. To the extent that the Funds are engaging in option contracts other than for hedging purposes, the Funds' successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Funds' portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Funds. Hedging transactions are also subject to risks. If the Advisor incorrectly anticipates trends in the underlying asset, the Funds may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Funds' use of option contracts and the assets being hedged.

   (F) Foreign Currency Translation -- Investment securities and other assets and liabilities denominated in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

   (G) When-Issued Securities -- The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times permissible liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

   (H) Average Years to Maturity -- A Fund's average effective maturity is generally based on the actual stated maturity date of a security, unless it is subject to redemption and the Advisor reasonably expects the issue to be called, in which case the call date may be used in determining the effective maturity of the portfolio. In addition, the effective maturity date of a variable rate security is the next interest rate adjustment date and for a debt security with a put feature, the next put exercise date is considered its maturity. The effective maturity of a mortgage-backed security is determined on an "expected life" basis. Notwithstanding the foregoing, the use of futures contracts and options may impact the effective maturity of a portfolio security and accordingly, the calculated average years to maturity of a Fund's portfolio.

   (I) Deferred Organizational Costs -- Costs incurred by the Funds in connection with their organization and initial registration and public offering of shares have been deferred and are being amortized to expense over a sixty-month period. These costs were advanced by the Advisor and will be reimbursed by the Funds over a period of not more than sixty months.

   (J) Other -- Portfolio transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

3. NET ASSETS
Net assets as of June 30, 1995 were as follows (in thousands):

                                               STRONG SHORT-TERM     STRONG INTERNATIONAL
                                                GLOBAL BOND FUND           BOND FUND
                                               ----------------      -------------------
Capital Stock                                      $ 18,942            $ 15,241
Undistributed Net Investment Income (Loss)               30                (115)
Undistributed Net Realized Gain (Loss)                 (304)              1,115
Net Unrealized Appreciation (Depreciation)              205                 299
                                                   --------            --------
Net Assets                                         $ 18,873            $ 16,540
                                                   ========            ========

4.  CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds for the six months ended June 30, 1995 and the period from March 31, 1994 (inception) to December 31, 1994 were as follows (in thousands):

STRONG SHORT-TERM GLOBAL BOND FUND                      JUNE 30, 1995                  DECEMBER 31, 1994
                                                   --------------------------      --------------------------
                                                    SHARES            DOLLARS         SHARES          DOLLARS
                                                    ------            -------         ------          -------
Shares Sold                                          1,245          $   12,862           2,866       $ 29,549
Shares Issued in Reinvestment of Dividends              46                 470              52            537
Shares Redeemed                                     (1,401)            (14,308)           (989)       (10,267)
                                                     -----           ---------           -----       --------
Net Increase (Decrease)                              (110)          ($    976)           1,929       $ 19,819
                                                     ====            ========            ====        ========

STRONG INTERNATIONAL BOND FUND                          JUNE 30, 1995                   DECEMBER 31, 1994
                                                   --------------------------        -------------------------
                                                    SHARES            DOLLARS         SHARES          DOLLARS
                                                    ------            -------         ------          -------
Shares Sold                                            804            $ 9,367           1,439        $ 15,103
Shares Issued in Reinvestment of Dividends              43                504              41             433
Shares Redeemed                                       (406)            (4,603)           (530)         (5,663)
                                                      ----            -------           -----        --------
Net Increase                                           441            $ 5,268             950        $  9,873
                                                       ===            =======           =====        ========

5. RELATED PARTY TRANSACTIONS
Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Funds. Investment advisory fees, which are established by terms of the Advisory Agreements, are based on annualized rates of .625% of the average daily net assets of the Strong Short-Term Global Bond Fund, and .70% of the average net assets of the Strong International Bond Fund. Advisory fees are subject to reimbursement by the Advisor if the Funds' operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

Certain information regarding these transactions, excluding the effects of waivers and reimbursements, for the six months ended June 30, 1995 is as follows (in thousands):

                                                                 STRONG SHORT-TERM       STRONG INTERNATIONAL
                                                                  GLOBAL BOND FUND              BOND FUND
                                                                  ----------------              ---------
Payable to Advisor at June 30, 1995                                     $79                        $77
Other Shareholder Servicing Expenses Paid to Advisor                      1                          2
Unaffiliated Directors' Fees                                              1                          1

June 30, 1995 (Unaudited)

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of long-term securities during the six months ended June 30, 1995 and the investment cost and unrealized appreciation and depreciation at June 30, 1995 for Federal income tax purposes, were as follows (in thousands):

                                                          STRONG SHORT-TERM           STRONG INTERNATIONAL
                                                           GLOBAL BOND FUND                 BOND FUND
                                                           ----------------           --------------------
PURCHASES:
   U.S. Government and Agency                                   $  3,332                  $     --
   Other                                                          42,259                    30,408
SALES:
   U.S. Government and Agency                                      2,538                     1,532
   Other                                                          38,456                    21,859
Aggregate Investment Cost                                         18,389                    16,503
Aggregate Unrealized:
   Appreciation                                                 $    322                  $    311
   Depreciation                                                      (53)                      (34)
                                                                --------                  --------
                                                                $    269                  $    277
                                                                ========                  ========

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation.

Forward foreign currency exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts are typically used by the Funds to hedge currency exposure related to receivables from securities sold and payables for securities purchased.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 1995, the Funds had entered into forward foreign currency exchange contracts as follows:

                                                                                                              UNREALIZED
                                                                                           CURRENCY VALUE    APPRECIATION
                                            CURRENCY                        SETTLEMENT         IN USD       (DEPRECIATION)
FUND                                          SOLD                             DATE        (IN THOUSANDS)   (IN THOUSANDS)
----                             ---------------------------------          ----------      ------------    --------------
Strong Short-Term Global Bond          405,275    Canadian Dollars            7/13/95         $  295          $  (3)
                                     3,289,720    Finnish Markkas             7/13/95            771            (12)
                                     2,485,745    German Marks                7/13/95          1,799            (35)
                                       983,502    New Zealand Dollars         7/13/95            657              1
                                     5,522,808    Norwegian Kroner            7/13/95            897            (17)
                                       819,860    United Kingdom Pounds       7/13/95          1,305              3
                                 1,000,000,000    Indonesian Rupiahs          8/28/95            443             (9)

Strong International Bond              650,000    Australian Dollars          7/13/95            468              0
                                    46,605,843    Belgian Francs              7/13/95          1,640             (7)
                                       212,725    Canadian Dollars            7/13/95            155              0
                                     1,478,300    Danish Kroner               7/13/95            274             (1)
                                     7,945,758    French Francs               7/13/95          1,633            (40)
                                     4,670,862    French Francs               7/13/95            963            (26)
                                       441,934    German Marks                7/13/95            320             (5)
                                     2,458,300    New Zealand Dollars         7/13/95          1,643              2
                                       149,716    United Kingdom Pounds       7/13/95            238             (1)
                                     1,091,725    German Marks                7/20/95            790            (10)
                                 1,000,000,000    Indonesian Rupiahs          8/28/95            443             (9)

June 30, 1995 (Unaudited)

7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (CONTINUED)

                                                                                                             UNREALIZED
                                                                                          CURRENCY VALUE     APPRECIATION
                                            CURRENCY                        SETTLEMENT        IN USD        (DEPRECIATION)
FUND                                       PURCHASED                           DATE       (IN THOUSANDS)    (IN THOUSANDS)
----                             ---------------------------------          ----------     ------------    --------------
Strong International Bond            7,011,839    German Marks                7/13/95         $4,963             $108
                                 1,592,562,500    Italian Lira                7/13/95            962               11
                                   510,146,500    Japanese Yen                7/13/95          6,030               (7)
                                       151,986    Swiss Francs                7/13/95            130                2
                                       513,934    United Kingdom Pounds       7/13/95            825               (8)
                                     4,670,862    French Francs               7/20/95            948               14

8.  FOREIGN INVESTMENTS
Investments in foreign markets can pose more risks than U.S. investments, and the Funds' share price is expected to be more volatile than that of a U.S. securities-only fund. The Funds' returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which each Fund invests. These risks are generally intensified for investments in emerging markets.

9.  ANNUAL MEETING
A shareholder meeting was held on April 13, 1995 in Milwaukee, Wisconsin. Results of the shareholder vote, calculated as a percentage of total shares voted, are as follows:

                                  STRONG INTERNATIONAL BOND FUND     STRONG SHORT-TERM GLOBAL BOND FUND
                                     SHARES VOTED 631,294.740            SHARES VOTED 756,403.090
                                  ------------------------------      ------------------------------
PROPOSALS                          AFFIRMATIVE    WITHHOLD              AFFIRMATIVE    WITHHOLD
---------                          -----------    --------              -----------    --------
1   Election of Directors
       Richard S. Strong                 99.81%     0.19%                  99.10%        0.90%
       John Dragisic                     99.81      0.19                   99.04         0.96
       Marvin E. Nevins                  99.76      0.24                   98.79         1.21
       Willie D. Davis                   99.78      0.22                   98.35         1.65
       William F. Vogt                   99.81      0.19                   98.25         1.75
       Stanley Kritzik                   99.79      0.21                   98.07         1.93

                                       AFFIRMATIVE  AGAINST  ABSTAIN       AFFIRMATIVE     AGAINST  ABSTAIN
                                       -----------  -------  --------      ----------      -------  -------
2   Ratify Selection of Auditors         99.40%      0.21%    0.39%          97.40%       0.86%      1.74%
3   Adopt Advisory Agreement             98.57       0.65     0.78           92.31        5.17       2.52
4   Adopt Revised Articles               98.38       0.67     0.95           91.95        5.92       2.13
5   Amend Investment Objective           98.63       0.43     0.94           92.61        4.37       3.02
6   Amend or Adopt a Fundamental
    Investment Limitation Concerning:
6A  Concentration                        95.48       3.43     1.09           91.23        4.98       3.79
6B  Lending                              95.01       3.93     1.06           90.54        5.68       3.78
6C  Purchasing or Selling Real Estate    95.30       3.64     1.06           90.19        6.03       3.78
6D  Borrowing                            98.32       0.61     1.07           90.30        5.70       4.00
6E  Underwriting Securities              98.23       0.70     1.07           89.83        6.16       4.01
6F  Purchasing or Selling Financial
    Commodities                          98.08       0.85     1.07           89.23        6.96       3.81
6G  Issuing Senior Securities            98.57       0.36     1.07           90.59        5.40       4.01
6H  Pooled Fund Structures               98.70       0.23     1.07           90.25        5.41       4.34
7   Eliminate a Fundamental Investment
    Limitation Concerning:
7A  Short Sales of Securities            94.82       3.88     1.30           89.13        5.48       5.39
7B  Use of Margin                        94.57       4.12     1.31           88.04        6.52       5.44

FINANCIAL HIGHLIGHTS

The following presents information relating to a share of capital stock of each of the Funds, outstanding for the entire period.

STRONG SHORT-TERM GLOBAL BOND FUND

                                                   1995***                1994**
                                                   -------                ------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.15                 $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                            0.39                   0.35
    Net Realized and Unrealized Gains
       on Investments                                0.12                   0.16
                                                   ------                 ------
TOTAL FROM INVESTMENT OPERATIONS                     0.51                   0.51

LESS DISTRIBUTIONS
    Distributions from Net Investment Income        (0.34)                 (0.35)
    Distributions In Excess of
       Net Realized Gains                             --                   (0.01)
                                                   ------                 ------
TOTAL DISTRIBUTIONS                                 (0.34)                 (0.36)
                                                   ------                 ------
NET ASSET VALUE, END OF PERIOD                     $10.32                 $10.15
                                                   ======                 ======

Total Return                                        +5.0%                  +5.1%
Net Assets, End of Period (In Thousands)          $18,873                $19,682
Ratio of Expenses to Average Net Assets              0.0%*                  0.0%*
Ratio of Expenses to Average Net Assets
    Without Waivers and Absorptions                  2.0%*                  1.7%*
Ratio of Net Investment Income to
    Average Net Assets                               8.4%*                  7.7%*
Portfolio Turnover Rate                            408.6%                 383.7%*

STRONG INTERNATIONAL BOND FUND

                                                   1995***                1994**
                                                   -------                ------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.36                 $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                            0.46                   0.46
    Net Realized and Unrealized Gains
       on Investments                                1.44                   0.40
                                                   ------                 ------
TOTAL FROM INVESTMENT OPERATIONS                     1.90                   0.86

LESS DISTRIBUTIONS
    Distributions from Net Investment Income        (0.45)                 (0.46)
    Distributions In Excess of
       Net Investment Income                          --                   (0.02)
    Distributions In Excess of
       Net Realized Gains                             --                   (0.02)
                                                   ------                 ------
TOTAL DISTRIBUTIONS                                 (0.45)                 (0.50)
                                                   ------                 ------
NET ASSET VALUE, END OF PERIOD                     $11.81                 $10.36
                                                   ======                 ======
Total Return                                       +18.5%                  +8.7%
Net Assets, End of Period (In Thousands)          $16,540                 $9,946
Ratio of Expenses to Average Net Assets              0.0%*                  0.0%*
Ratio of Expenses to Average Net Assets
    Without Waivers and Absorptions                  2.0%*                  2.0%*
Ratio of Net Investment Income to
    Average Net Assets                               8.2%*                  7.9%*
Portfolio Turnover Rate                            283.5%                 905.7%*

    *  Calculated on an annualized basis.

   ** Inception date is March 31, 1994 for both Strong Short-Term Global Bond Fund and Strong International Bond Fund. Total return is not annualized.

  *** For the six months ended June 30, 1995. (Unaudited) Total return and portfolio turnover are not annualized.

                           SHAREHOLDER PRIVILEGES*


                              TELEPHONE PURCHASE
        Make additional investments into any Strong Fund by calling us toll-free at 1-800-368-3863.

                              TELEPHONE EXCHANGE
        If your financial goals change, you can exchange your investments between any of the Strong Funds.

                             TELEPHONE REDEMPTION
        You can call toll-free to redeem your mutual fund shares at any time. Your shares will be redeemed no later than the close of the next business day.

                          AUTOMATIC INVESTMENT PLAN
        This plan allows you to set up regular transfers from your bank checking or NOW account to your Strong Funds account.

                         PAYROLL DIRECT DEPOSIT PLAN
        You can automatically transfer all or a portion of your net pay at each pay period. This eliminates the delay of depositing paychecks to your bank and then sending a check through the mail to Strong Funds.

                           AUTOMATIC EXCHANGE PLAN
        This plan allows you to exchange money from one Strong Fund to another. For example, you may want to set up automatic exchanges from a money market fund to an equity fund.

        For more information about these privileges, call us at 1-800-368-3863.

        To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Please call 1-800-368-3863 if you wish to receive additional copies, free of charge.



        *Each Fund reserves the right to terminate or modify any of these privileges.

                   FOR LITERATURE AND INFORMATION REQUESTS,
                             CALL 1-800-368-1030.

                      TO DISCUSS AN EXISTING ACCOUNT OR
                            CONDUCT A TRANSACTION,
                             CALL 1-800-368-3863.

      This report must be preceded or accompanied by the prospectus for the Strong International Income Funds.




                              [STRONG FUNDS LOGO]

                       STRONG FUNDS DISTRIBUTORS, INC.
                                P.O. Box 2936
                          Milwaukee, Wisconsin 53201